Accounts payable and accrued liabilities - Schedule of AP and Accrued Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Trade accounts payable	$ 11,147	$ 11,397
Accrued payroll	2,704	2,555
Taxes payable	3,533	3,813
Deferred revenue	471	533
Total accounts payable and accrued liabilities	17,933	19,435
Deferred revenue recognized	62	4	$ 900
Related Party
Related Party Transaction [Line Items]
Due to related parties (note 15)	$ 78	$ 1,137